Commitments & Contingencies - Additional Information (Detail) - Cerberus Telecom Acquisition Corp [Member] - USD ($) $ / shares in Units, $ in Millions			4 Months Ended	6 Months Ended
	Nov. 10, 2020	Oct. 26, 2020	Dec. 31, 2020	Jun. 30, 2021
Private Placement [Member]
Commitments And Contingencies Disclosure [Line Items]
Class of warrants or rights lock in period			30 days	30 days
Common Class A [Member]
Commitments And Contingencies Disclosure [Line Items]
Stock shares issued during the period shares new issues			25,916,900
Common Class A [Member] | Over-Allotment Option [Member]
Commitments And Contingencies Disclosure [Line Items]
Stock shares issued during the period shares new issues	916,900	3,750,000
Underwriting option period		45 days
Common Class A [Member] | Common Stock Underlying Private Placement Warrants [Member]
Commitments And Contingencies Disclosure [Line Items]
Common stock underlying warrants lock in period			30 days	30 days
Common Class B [Member] | Over-Allotment Option [Member]
Commitments And Contingencies Disclosure [Line Items]
Common stock shares subcribed but not yet issued			3,750,000	3,750,000
Stock shares issued during the period shares new issues	916,900
Deferred underwriting discount per unit	$ 0.35
Deferred underwriting commission payable	$ 9.1
Underwriting option period			45 days	45 days
Common Class B [Member] | Initial Public Offering Including Over Allotement [Member]
Commitments And Contingencies Disclosure [Line Items]
Underwriting discount per unit	$ 0.20
Deferred underwriting commission payable	$ 5.2